Change in Accounting Principle - Statement of Consolidated Cash Flow (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	$ (4,428)	$ (4,136)	$ (797)	$ (1,306)	$ (7,291)	$ (588)	$ (235)	$ 95	$ (10,667)	$ (8,019)	$ 444
Loss (income) from discontinued operations									(492)	1,707	(438)
Gain (Loss) on Disposition of Business	(77)	5	(227)	18	824	0	787	(3)	(281)	1,608	1,231
Exploratory dry hole expense and unproved leasehold impairments									2,595	2,294	729
Depreciation, depletion, and amortization									3,300	4,526	5,057
Impairments	5,100	$ 4,100	$ 660	2,100	8,700	$ 123	$ 162	115	9,472	7,102	1,443
Other									7	(231)	300
Deferred income tax provision (benefit)									(1,445)	(1,799)	(732)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES									2,554	7,013	8,264
CASH PROVIDED BY DISCONTINUED OPERATIONS									113	944	1,164
Additions to oil and gas property									(4,208)	(8,608)	(8,242)
Net cash provided by (used in) investing activities - continuing operations									(3,289)	(8,171)	(4,835)
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATIONS									4,372	(219)	(1,874)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									788	(1,227)	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				679				1,906	679	1,906	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,467				679				1,467	679	1,906
Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									(10,667)	(8,019)	444
Loss (income) from discontinued operations									(492)	1,707	(438)
Gain (Loss) on Disposition of Business									(281)	1,608	1,231
Exploratory dry hole expense and unproved leasehold impairments									2,595	2,294	729
Depreciation, depletion, and amortization									3,300	4,526	5,057
Impairments									9,472	7,102	1,443
Other									7
Deferred income tax provision (benefit)									(1,445)	(1,799)	(732)
Changes in operating assets and liabilities									(80)	(329)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES									2,554	7,013	8,264
CASH PROVIDED BY DISCONTINUED OPERATIONS									113	944	1,164
Additions to oil and gas property									(4,208)	(8,608)	(8,242)
Net cash provided by (used in) investing activities - continuing operations									(3,289)	(8,171)	(4,835)
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATIONS									4,372	(219)	(1,874)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									788	(1,227)	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				679				1,906	679	1,906	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,467				679				1,467	679	1,906
Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									(23,528)	(5,060)	2,288
Loss (income) from discontinued operations									771	1,588	(308)
Gain (Loss) on Disposition of Business									(59)	180	0
Exploratory dry hole expense and unproved leasehold impairments									0	0	0
Depreciation, depletion, and amortization									29,372	9,720	5,866
Impairments									1,920	1,919	0
Other									161
Deferred income tax provision (benefit)									(5,778)	(514)	309
Changes in operating assets and liabilities									(170)	(239)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES									2,834	7,517	8,685
CASH PROVIDED BY DISCONTINUED OPERATIONS									150	944	1,150
Additions to oil and gas property									(4,578)	(9,022)	(8,663)
Net cash provided by (used in) investing activities - continuing operations									(3,659)	(8,585)	(5,256)
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATIONS									4,335	(219)	(1,860)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									698	(1,137)	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				769				1,906	769	1,906	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,467				769				1,467	769	1,906
Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									12,861	(2,959)	(1,844)
Loss (income) from discontinued operations									(1,263)	119	(130)
Gain (Loss) on Disposition of Business									(222)	1,428	1,231
Exploratory dry hole expense and unproved leasehold impairments									2,595	2,294	729
Depreciation, depletion, and amortization									(26,072)	(5,194)	(809)
Impairments									7,552	5,183	1,443
Other									(154)
Deferred income tax provision (benefit)									4,333	(1,285)	(1,041)
Changes in operating assets and liabilities									90	(90)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES									(280)	(504)	(421)
CASH PROVIDED BY DISCONTINUED OPERATIONS									(37)	0	14
Additions to oil and gas property									370	414	421
Net cash provided by (used in) investing activities - continuing operations									370	414	421
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATIONS									37	0	(14)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									90	(90)	0
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ (90)				$ 0	(90)	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 0				$ (90)				$ 0	$ (90)	$ 0